CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash at bank	$ 101,719	$ 194,590	$ 60,790
Accounts receivable, net of allowance of $nil	194,138	264,749	329,891
Inventories	1,238,316	1,487,683	224,879
Due from related companies	324,337	188,202	772,661
Prepaid expenses and other current assets	224,392	301,370	141,017
Total current assets	2,082,902	2,436,594	1,529,238
Other assets
Deposit for acquisition		0	446,192
Right-of-use assets	759,314	1,005,649	294,188
Property, plant and equipment, net	10,659	15,353	9,839
Total other assets	769,973	1,021,002	750,219
Total assets	2,852,875	3,457,596	2,279,457
Current liabilities
Bank loan	462,029	402,254	460,030
Accrued expenses and other payables	234,408	257,854	66,673
Value added and other taxes payable		51,592	8,901
Lease liabilities, current	139,137	101,134	93,077
Total current liabilities	835,574	761,242	628,681
Non-current liabilities
Bank loan, non-current	366,653	261,251	0
Lease liabilities, non-current	709,248	934,610	170,966
Total non-current liabilities	1,075,901	1,195,861	170,966
Total liabilities	1,911,475	1,957,103	799,647
Stockholders' equity
Ordinary shares, 50,000,000 shares authorized at par value of $0.001 each; 17,145,000 shares issued and outstanding as of March 31, 2021 and 2020*	17,547	17,145	17,145
Additional paid-in capital*	2,115,207	1,563,472	1,563,472
Accumulated losses	(1,367,834)	(242,269)	(214,247)
Accumulated other comprehensive income	176,480	162,145	113,440
Total stockholders' equity	941,400	1,500,493	1,479,810
Total liabilities and stockholders' equity	$ 2,852,875	$ 3,457,596	$ 2,279,457